Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment

NOTE 5 - Property and Equipment

For the years ended December 31, 2017 and 2016, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	92,285	3,393	-	95,678
Addition	26,626	6,613	-	33,239
December 31, 2016	118,911	10,006	-	128,917
Addition	992	-	275,410	276,402
December 31, 2017	$119,903	$10,006	$275,410	$405,319

As of December 31, 2016, construction in progress of $3,660,000 was the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company’s internal use. In 2017, one of the purchase contracts related to onboard equipment became undeliverable. Therefore, the Company reclassified the relevant payment of $410,000 recorded under construction in progress to other receivable. As a result, the balance of construction in progress was reduced to $3,250,000 as of December 31, 2017.

For the years ended December 31, 2017 and 2016, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	$12,082	$283	$-	$12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	17,159	1,997	37,611	56,767
December 31, 2017	$56,763	$6,218	$37,611	$100,592